Related Parties (Details)									1 Months Ended				12 Months Ended
		Nov. 30, 2023 USD ($)	Mar. 22, 2023 USD ($)	Sep. 01, 2022 USD ($)	Sep. 01, 2022 ILS (₪)	Aug. 03, 2022 USD ($)	Aug. 03, 2022 ILS (₪)	May 21, 2022	Mar. 31, 2023 USD ($)	Oct. 26, 2022 USD ($)	Oct. 26, 2022 ILS (₪)	Sep. 30, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Related Parties [Line Items]
Bonus			$ 51,000	$ 140,000	₪ 480,000					$ 121,000	₪ 425,000
Consultancy services fees									$ 352,000	$ 16,500	₪ 57,500
Percentage of gross proceed										7.00%	7.00%
Percentage of total consideration paid										8.00%	8.00%
Undefined period of time										3 years	3 years
Percentage lease and maintenance expenses related								50.00%
Lease and maintenance expenses related															$ 86,000
Percentage of salary of employee															50.00%
Employee provided services													$ 3,000	₪ 10,000
Outstanding payable													12,000
Issued to the minority Shareholder													288,000
Reduction of monthly fee		$ 10,000
Revenue sharing payment													269,000		40,000
Amount of outstanding due													$ 98,000
SciSparc U.S [Member]
Related Parties [Line Items]
Voting rights percent													49.00%	49.00%
Board of Directors [Member]
Related Parties [Line Items]
Salary				$ 23,000	₪ 80,000	$ 23,000	₪ 55,000
Minority Shareholder [Member]
Related Parties [Line Items]
Issued to the minority Shareholder			$ 20,000
Medigus [Member]
Related Parties [Line Items]
Outstanding payable													$ 43,000		32,000
Repayments of Related Party Debt												$ 150,000
Revenue sharing payment													23,000
SciSparc [Member]
Related Parties [Line Items]
Outstanding payable													15,000
SciSparc U.S [Member]
Related Parties [Line Items]
Outstanding payable													8,000
Related Party [Member]
Related Parties [Line Items]
Repayments of Related Party Debt												175,000
Revenue sharing payment	[1]												21,000		$ 6,000
Related Party [Member] | Interest Expense [Member]
Related Parties [Line Items]
Repayments of Related Party Debt												$ 393,000
Pure Capital Ltd. [Member]
Related Parties [Line Items]
Outstanding payable													9,000
Revenue sharing payment													$ 17,000

[1]	During 2023 the Company paid $23 thousand to Medigus and $17 thousand to Pure Capital in connection to revenue sharing payment. The outstanding payable to Medigus and Pure Capital as of December 31, 2023is $12 thousand and $9 thousand, respectively.